CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES (Details Narrative) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Changes In Accounting Policies And Disclosures
Assets acquired	$ 1	¥ 4	¥ 6
Assets disposed		0	0
Impairment loss		¥ 0	¥ 0